Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Construction Loans, net of Debt Discount	$ 215,000	$ 148,400	$ 0
Construction Loans - Related Parties, net of Debt Discount	$ 425,000	$ 853,800	$ 0
Preferred Stock, at par value
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, at par value			$ 0
Common Stock, shares authorized	50,000,000	50,000,000	50,000,000
Common Stock, shares issued	5,628,048	3,513,517	3,513,517
Common Stock, shares outstanding	5,628,048	3,513,517	3,513,517